SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Estimated Useful Life	3 years	3 years
Stock split ratio			181
Patents [Member]
Intangible Assets Estimated Useful Life		20 years
Minimum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life	10 years	10 years
Minimum [Member] | Software [Member]
Intangible Assets Estimated Useful Life	3 years	3 years
Maximum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life	20 years	20 years
Maximum [Member] | Software [Member]
Intangible Assets Estimated Useful Life	10 years	10 years